NOTE 14. Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Non-deductible expenses	7.20%	4.90%	15.90%
Non-taxable income	(2.00%)	(1.10%)	0.00%
Effect of rate differences in various tax jurisdictions	2.40%	(0.90%)	7.00%
Effective tax rate	32.60%	27.90%	33.90%